Note 3 - Summary of Significant Accounting Policies: (b) Interim Financial Statements (Policies)	9 Months Ended
Sep. 30, 2015
Policies
(b) Interim Financial Statements

(b)  Interim Financial Statements

The consolidated interim financial statements as of September 30, 2015 and for the nine months ended September 30, 2015 and 2014 are unaudited and have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission.  These statements reflect all normal recurring adjustments that, in the opinion of management, are necessary for a fair presentation of the information contained herein.